Accounts payable to selling shareholders (Details) R$ in Thousands			12 Months Ended
	May 31, 2023	May 14, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2019 BRL (R$)
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 1,786,515	R$ 1,216,232
Accounts payable to selling shareholders, Current			656,014	117,959
Accounts payable to selling shareholders, Non-current			R$ 1,130,501	R$ 1,098,273
Accounts payable to shareholders estimated interest rate of derivatives			13.15%
Repayment term (in years)				5 years
International School Teaching Services, Training and Publishing, Franqueadora S.A.
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 354,950	R$ 297,722
Accounts payable to shareholders estimated interest rate of derivatives			13.80%	14.50%
Recognized interest expense			R$ 34,627
Increase in accounts payable to sale of share holders			32,121
NS Educacao Ltda. ("NS Educacao")
Accounts payable to selling shareholders
Accounts payable to selling shareholders			5,724	R$ 6,461
Escola em Movimento
Accounts payable to selling shareholders
Accounts payable to selling shareholders			1,024	1,992
Nave a Vela
Accounts payable to selling shareholders
Accounts payable to selling shareholders			21,941	R$ 30,946
Recognized interest expense			2,802
Decrease in accounts payable to selling shareholders			R$ 11,807
Nave a Vela | Remaining acquisition period
Accounts payable to selling shareholders
Accounts payable to shareholders estimated interest rate of derivatives			146.00%	14.50%
Remaining acquisition interest			49.00%
Period to acquire remaining acquisition interest			2 years
Nave a Vela | Tranche payable on February 15, 2021
Accounts payable to selling shareholders
Percentage of interest to be acquired			24.00%
Revenue interest			24.00%
Multiple of revenue net of debt			5.3
Nave a Vela | Tranche payable on February 15, 2022
Accounts payable to selling shareholders
Percentage of interest to be acquired			25.00%
Revenue interest			25.00%
Multiple of revenue net of debt			3
Positivo
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 903,428	R$ 879,111
Recognized interest expense			R$ 24,317
Repayment term (in years)			4 years
WPensar S.A
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 3,605
Accounts payable to selling shareholders as a percentage of acquisition price			20.00%
Percentage of Interbank certificates of deposit (CDI)			100.00%
Studos Software Ltda.
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 11,349
Accounts payable to selling shareholders, estimated interest rate, first installment			34.00%
Accounts payable to selling shareholders, estimated interest rate, second installment			60.00%
Period to pay the installments			2 years
Escola da Inteligencia Cursos Educacionais Ltda.
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 363,502
Accounts payable to shareholders estimated interest rate of derivatives			13.10%
Recognized interest expense			R$ 4,515
Remaining equity interest to be acquired (as a percent)			40.00%
Period to acquire remaining equity interest			2 years
Escola da Inteligencia Cursos Educacionais Ltda. | Forecast
Accounts payable to selling shareholders
Next installment payable amount, option one		R$ 88,000
Number of times ACV book value for 2021 considered for next installment payment, option two		10
Multiplier considered for next installment payment, option two		4843.00%
Multiplier considered for next installment payment		600.0
Number of times ACV book value for 2023 considered for last installment payment	6
Multiplier considered for last installment payment	40.00%
Geekie
Accounts payable to selling shareholders
Accounts payable to shareholders estimated interest rate of derivatives			13.10%
Recognized interest expense			R$ 1,770
Number of different contents considered for calculation of exercise price | $			2
Geekie One
Accounts payable to selling shareholders
Accounts payable to selling shareholders			R$ 120,992
Number of times ACV book value for 2022 considered for payment			8
Number of times the multiple of the Company's ACV book value for 2022 considered for payment			0.65
Geekie Others
Accounts payable to selling shareholders
Number of times the multiple of the Company's ACV book value for 2022 considered for payment			0.65
Number of times revenue considered for payment			8